Investments in Associates and Joint Ventures (Details) - Schedule of Summarized financial information for associates - Concesionaria Chavimochic S.A.C. [Member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current
Assets	S/ 64,161	S/ 58,814
Liabilities	(3,450)	(4,795)
Non-current
Assets	10,864	11,635
Liabilities	(10,085)
Net assets	61,490	65,654
Administrative expenses	(7,641)	(4,521)
Loss operative	(7,641)	(4,521)
Others	4,153	3,534
Loss of the year	(3,488)	(987)
Total comprehensive loss	S/ (3,488)	S/ (987)